ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details Narrative) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Payables and Accruals [Abstract]
Trade and other payables and accrued liabilities	$ 725,649	$ 446,771	$ 2,851